Credit Facilities - Additional Information (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit		$ 15,000,000.0	$ 15,200,000
Revolving Facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 575,000,000
Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 300,000,000
Operating loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	50,000,000
Syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	325,000,000
Subsidiary syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 200,000,000